Exploration and Evaluation Assets (Details) - Exploration and evaluation assets - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	$ 79.6	$ 14.4
Acquired exploration and evaluation assets1	348.5	29.3
Reclassification (from)/to assets held for sale	(37.3)	34.1
Write-down		0.8
Exploration and evaluation expenditures	5.3	1.0
Balance, end of the year	396.1	79.6
Nelligan
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	31.1	1.8
Acquired exploration and evaluation assets1	345.3	29.3
Reclassification (from)/to assets held for sale	0.0	0.0
Write-down		0.0
Exploration and evaluation expenditures	0.0	0.0
Balance, end of the year	376.4	31.1
Gosselin
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	4.5	3.5
Acquired exploration and evaluation assets1	0.0	0.0
Reclassification (from)/to assets held for sale	0.0	0.0
Write-down		0.0
Exploration and evaluation expenditures	2.6	1.0
Balance, end of the year	7.1	4.5
Monster Lake project
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	7.8	7.8
Acquired exploration and evaluation assets1	0.0	0.0
Reclassification (from)/to assets held for sale	0.0	0.0
Write-down		0.0
Exploration and evaluation expenditures	0.7	0.0
Balance, end of the year	8.5	7.8
Diakha, Siribaya Project
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	34.1	0.0
Acquired exploration and evaluation assets1	3.2	0.0
Reclassification (from)/to assets held for sale	(37.3)	34.1
Write-down		0.0
Exploration and evaluation expenditures	0.0	0.0
Balance, end of the year	0.0	34.1
Other
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	2.1	1.3
Acquired exploration and evaluation assets1	0.0	0.0
Reclassification (from)/to assets held for sale	0.0	0.0
Write-down		0.8
Exploration and evaluation expenditures	2.0	0.0
Balance, end of the year	$ 4.1	$ 2.1